Leases Commitments - Schedule of Future Minimum Payments of Operating Leases (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Within 1 year	$ 259,195	$ 183,990		$ 113,291
Total lease payments	447,924	183,990		284,921
Less: imputed interest	(17,607)	(6,349)		(16,318)
Total lease obligations	430,317	177,641		268,603
Less: current obligations	(248,942)	(177,641)		(102,160)
Long-term lease obligations	$ 181,375			166,444
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Within 1 year			$ 113,291	113,291
After 1 year but within 5 years			122,732	171,630
Total lease payments			236,023	284,921
Less: imputed interest			(21,076)	(16,318)
Total lease obligations			214,947	268,603
Less: current obligations			(102,902)	(102,159)
Long-term lease obligations			$ 112,045	$ 166,444